VARIABLE INTEREST ENTITIES - Assets and Liabilities of Variable Interest Entities (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash and cash equivalents	$ 446		$ 1,089	$ 1,016	$ 850
Accounts receivable	2,535	$ 2,460	2,522
Inventories	431		378
Other	1,180	770	691
Total Current Assets	5,135		4,680
Plant, Property and Equipment	66,503		57,277
Equity Investments	7,113		6,366
Goodwill	14,178		13,084
Total Assets	98,920		86,101
Current Liabilities
Accounts payable and other	5,408	$ 4,074	4,057
Accrued interest	646		605
Current portion of long-term debt	3,462		2,866
Total Current Liabilities	12,946		9,877
Total Regulatory Liabilities	3,930		4,321
Other Long-Term Liabilities	1,008		727
Deferred Income Tax Liabilities	6,026		5,403
Long-Term Debt	36,509		31,875
Total Liabilities	67,927		59,210
Variable Interest Entity, Primary Beneficiary
Current Assets
Cash and cash equivalents	45		41
Accounts receivable	79		63
Inventories	24		23
Other	13		11
Total Current Assets	161		138
Plant, Property and Equipment	3,026		3,535
Equity Investments	965		917
Goodwill	453		490
Intangible and Other Assets	8		3
Total Assets	4,613		5,083
Current Liabilities
Accounts payable and other	88		137
Dividends payable	0		1
Accrued interest	24		23
Current portion of long-term debt	79		88
Total Current Liabilities	191		249
Total Regulatory Liabilities	43		34
Other Long-Term Liabilities	3		3
Deferred Income Tax Liabilities	13		13
Long-Term Debt	3,125		3,244
Total Liabilities	$ 3,375		$ 3,543